4. Stock-Based Compensation	3 Months Ended
Sep. 23, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
4)	Stock-Based Compensation

Stock Options:

For the fiscal quarter ended September 23, 2018, the Company did not recognize any stock-based compensation expense related to stock options compared to $10 thousand in the same period of the prior year. As of September 23, 2018, there was no unamortized stock-based compensation expense related to stock options.

The following table summarizes the number of shares of the Company’s common stock subject to outstanding stock options:

	Three Months Ended
	September 23, 2018	September 24, 2017
	Shares	Shares
Outstanding at beginning of year	478,056	478,056

Granted	—	—
Exercised	—	—
Forfeited/Canceled/Expired	(100,000)	—

Outstanding at end of period	378,056	478,056

Exercisable at end of Period	378,056	438,056

Restricted Stock Units:

For the fiscal quarter ended September 23, 2018, the Company recognized $0.1 million in stock-based compensation expense related to RSU’s compared to no expense in the same period of the prior year. As of September 23, 2018, unamortized stock-based compensation expense related to RSU’s was $0.5 million.

A summary of the status of restricted stock units as of September 23, 2018, and changes during the fiscal quarter then ended is presented below:

Number of Restricted Stock Units

Unvested at June 24, 2018	908,293
Granted	—
Vested	—
Forfeited	(134,723)
Unvested at September 23, 2018	773,570